Cover Page	Apr. 22, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 21, 2020
Entity Registrant Name	Fulton Financial Corporation
Entity Central Index Key	0000700564
Amendment Flag	true
Entity Incorporation, State or Country Code	PA
Entity File Number	0-10587
Entity Tax Identification Number	23-2195389
Entity Address, Address Line One	One Penn Square,
Entity Address, City or Town	Lancaster,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17604
City Area Code	717
Local Phone Number	291-2411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $2.50
Trading Symbol	FULT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) is filed as an amendment to the Current Report on Form 8-K for Fulton Financial Corporation (the “Corporation”) filed with the Securities and Exchange Commission on April 22, 2020 under Items 2.02 and 9.01 (the “Original Filing”). The Corporation is filing this Amendment solely to correct Slides 4 and 15 of the presentation materials furnished as Exhibit 99.3 to the Original Filing (the “Presentation”). On Slide 4 of the Presentation, the legend for the first graph has been corrected, a new footnote 1 has been added and the original footnote has been renumbered. On Slide 15 of the Presentation, the first bullet point has been corrected to read “Loans: Current approved PPP applications ~ $1.7 billion. For other loan categories, expect growth on an annualized basis to be in the low single digits overall.” A corrected version of the Presentation is attached hereto as Exhibit 99.3, and a corrected version of the Presentation has now been posted on Fulton’s website, www.fult.com.No other changes have been made to the Presentation or the Original Filing. The remaining text of this Amendment and Exhibits 99.1 and 99.2, which are re-furnished herewith for the convenience of the reader, have not been changed from the Original Filing.